Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening Balance	$ 11,053	$ 8,038
Additions	1,735	1,710
Use	(148)	(115)
Accruals and charges	1,167	897
Others	(7)	(9)
Cumulative translation adjustment	946	532
Closing Balance	$ 14,746	$ 11,053